Subsequent Events (Details) (USD $)	12 Months Ended					0 Months Ended	3 Months Ended	1 Months Ended	36 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jan. 23, 2015	Mar. 31, 2015	Feb. 29, 2012	Dec. 31, 2014	Feb. 03, 2015
Subsequent Event [Line Items]
Income tax benefit (expense)	$ (66,164,000)		$ (39,710,000)		$ (100,211,000)
Long-term Purchase Commitment, Amount	62,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	163,655,000	[1]	201,291,000	[1]					163,655,000 [1]
Subsequent Event [Member]
Subsequent Event [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down						1,500,000
Dividends Payable, Date Declared							Feb. 03, 2015
Additional repurchase program, authorized amount										250,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount										413,700,000
Common Stock, Dividends, Per Share, Declared							$ 0.30
Dividends Payable, Date to be Paid							Mar. 18, 2015
Dividends Payable, Date of Record							Mar. 03, 2015
Redbox Instant By Verizon [Member]
Subsequent Event [Line Items]
Payments to Acquire Interest in Joint Venture	$ 24,500,000		$ 28,000,000		$ 24,500,000			$ 14,000,000	$ 77,000,000

[1]	In addition to these amounts, the repurchase program approved by our Board of Directors allows for the use of cash proceeds received from the exercise of stock options by our officers, directors, and employees.